Derivative Financial Instruments (Pretax Effect Of Derivative Instruments On Earnings And Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Foreign Exchange [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	$ (2.2)	$ 0.7
Coffee [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	0	(0.9)
Dairy [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	7.8	5.7
Diesel [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	3.1	1.1
Cash Flow Hedges [Member] | Foreign Exchange [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	(11.5)	(15.9)
Gain/(Loss) recognized in OCI	(2.5)	(12.1)
Cash Flow Hedges [Member] | Coffee [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	(3.4)	0
Gain/(Loss) recognized in OCI	(39.8)	0
Net Investment Hedging [Member] | Foreign Exchange [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) recognized in earnings	0	0
Gain/(Loss) recognized in OCI	$ 1.1	$ (12.0)